Shareholders' equity - Perpetual Preference Shares (Details) - Westpac New Zealand Limited - Perpetual Preference Shares $ in Millions	Sep. 13, 2024 AUD ($)
Shareholders' equity
Gross amount of transaction for issuance of shares	$ 375
Transaction costs	$ 6
Fixed distribution rate	7.10%
NZ 3 month bank bill rate
Shareholders' equity
Variable distribution rate	3.50%